Related Party Transactions - Schedule of Significant Related Party Transactions (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Mr. Benjamin Zhai [Member]
Loan proceeds from related parties
Interest expenses of loan from a related party		$ 94
Mr. Alan Nan Wu [Member]
Loan proceeds from related parties
Interest expenses of loan from a related party	[1]	688
Repayments of Mr.Nan Wu loan
Repayments of related party	[1]	54	367
Shanghai OBS [Member]
Loan to related parties
Loan to related parties		16
Tianjin Tuoda [Member]
Loan to related parties
Loan to related parties	[2]	25
Al Ataa [Member]
Accrued financial expenses to PIPE Investor
Accrued financial expenses to PIPE Investor			$ 15,000

[1]

In 2022, My Car paid loan and expenses on behalf of the Group totaled US$5.5 million, which were interest-free and repayable on demand, and the Group repaid US$5.8 million. The Group provided loan to My Car of US$1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of June 30, 2025 and December 31, 2024 was nil.

In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled US$3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of US$2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group had repaid the amount in full to Mr. Alan Nan Wu. In 2025, the Group received interest-free loans of US$0.7 million from Mr. Nan Wu and made repayments of US$0.05 million.

[2]	In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was US$13 million, which was recognized as additional paid-in capital in the unaudited condensed consolidated financial statements.